Inventory, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory, net
Raw materials	$ 187,497	$ 234,846
Finished products	3,751	1,518
Inventory, net	$ 191,248	$ 236,364